UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-06400

The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

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101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

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Michael Beattie, President
The Advisors’ Inner Circle Fund
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

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Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: October 31
Date of Reporting Period: July 1, 2022 to June 30, 2023

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Item 1. Proxy Voting Record.

McKee International Equity Portfolio
a series of The Advisors’ Inner Circle Fund

The McKee International Equity Portfolio was liquidated on September 19, 2022. The Fund did not cast any proxy votes during the reporting period July 1, 2022 to June 30, 2023. Accordingly, there are no proxy votes to report.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 31, 2023